Leases - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	$ 1,309
2026	1,127
2027	988
2028	938
2029	792
2030 and thereafter	2,197
Total lease payments	7,351
Less imputed interest	(1,013)
Total	$ 6,338	$ 5,114